Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2022-1
Statement to Securityholders
Determination Date: November 12, 2025

Payment Date	11/17/2025
Collection Period Start	10/1/2025
Collection Period End	10/31/2025
Interest Period Start	10/15/2025
Interest Period End	11/16/2025

Cut-Off Date Net Pool Balance	$2,025,808,403.15
Cut-Off Date Adjusted Pool Balance	$1,899,077,623.74

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	May-23
Class A-2 Notes	$—	$—	$—	—	Jun-25
Class A-3 Notes	$85,043,498.84	$22,903,522.52	$62,139,976.32	0.093699	Apr-27
Class A-4 Notes	$150,730,000.00	$—	$150,730,000.00	1.000000	Sep-27
Class B Notes	$18,990,000.00	$—	$18,990,000.00	1.000000	Oct-27
Class C Notes	$18,990,000.00	$—	$18,990,000.00	1.000000	Dec-27
Class D Notes	$18,980,000.00	$—	$18,980,000.00	1.000000	Sep-28
Total Notes	$292,733,498.84	$22,903,522.52	$269,829,976.32

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$312,351,289.87	$288,126,630.09	0.142228
YSOC Amount	$14,870,096.97	$13,548,959.71
Adjusted Pool Balance	$297,481,192.90	$274,577,670.38
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$4,747,694.06	$4,747,694.06
Reserve Account Balance	$4,747,694.06	$4,747,694.06

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	1.40500%	ACT/360	$—
Class A-2 Notes	$—	2.71000%	30/360	$—
Class A-3 Notes	$85,043,498.84	3.17000%	30/360	$224,656.58
Class A-4 Notes	$150,730,000.00	3.32000%	30/360	$417,019.67
Class B Notes	$18,990,000.00	3.59000%	30/360	$56,811.75
Class C Notes	$18,990,000.00	3.93000%	30/360	$62,192.25
Class D Notes	$18,980,000.00	4.43000%	30/360	$70,067.83
Total Notes	$292,733,498.84			$830,748.08

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$312,351,289.87	$288,126,630.09
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$297,481,192.90	$274,577,670.38
Number of Receivables Outstanding	39,790	38,460
Weighted Average Contract Rate	3.63%	3.63%
Weighted Average Remaining Term (months)	21.6	20.8

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$946,493.54
Principal Collections	$23,954,879.28
Liquidation Proceeds	$195,904.41
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$25,097,277.23
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$25,097,277.23

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$260,292.74	$260,292.74	$—	$—	$24,836,984.49
Interest - Class A-1 Notes	$—	$—	$—	$—	$24,836,984.49
Interest - Class A-2 Notes	$—	$—	$—	$—	$24,836,984.49
Interest - Class A-3 Notes	$224,656.58	$224,656.58	$—	$—	$24,612,327.91
Interest - Class A-4 Notes	$417,019.67	$417,019.67	$—	$—	$24,195,308.24
First Allocation of Principal	$—	$—	$—	$—	$24,195,308.24
Interest - Class B Notes	$56,811.75	$56,811.75	$—	$—	$24,138,496.49
Second Allocation of Principal	$—	$—	$—	$—	$24,138,496.49
Interest - Class C Notes	$62,192.25	$62,192.25	$—	$—	$24,076,304.24
Third Allocation of Principal	$—	$—	$—	$—	$24,076,304.24
Interest - Class D Notes	$70,067.83	$70,067.83	$—	$—	$24,006,236.41
Fourth Allocation of Principal	$18,155,828.46	$18,155,828.46	$—	$—	$5,850,407.95
Reserve Account Deposit Amount	$—	$—	$—	$—	$5,850,407.95
Regular Principal Distribution Amount	$4,747,694.06	$4,747,694.06	$—	$—	$1,102,713.89
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,102,713.89
Remaining Funds to Certificates	$1,102,713.89	$1,102,713.89	$—	$—	$—
Total	$25,097,277.23	$25,097,277.23	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$14,870,096.97
Increase/(Decrease)	$(1,321,137.26)
Ending YSOC Amount	$13,548,959.71

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$297,481,192.90	$274,577,670.38
Note Balance	$292,733,498.84	$269,829,976.32
Overcollateralization (Adjusted Pool Balance - Note Balance)	$4,747,694.06	$4,747,694.06
Target Overcollateralization Amount	$4,747,694.06	$4,747,694.06
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$4,747,694.06
Beginning Reserve Account Balance	$4,747,694.06
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$4,747,694.06

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)[1]	0.09%	29	$269,780.50
Liquidation Proceeds of Defaulted Receivables[2]	0.07%	237	$195,904.41
Monthly Net Losses (Liquidation Proceeds)			$73,876.09
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.01%
Second Preceding Collection Period			0.00%
Preceding Collection Period			0.56%
Current Collection Period			0.30%
Four-Month Average Net Loss Ratio			0.22%
Cumulative Net Losses for All Periods			$5,200,334.69
Cumulative Net Loss Ratio			0.26%
[1] The # of Receivables reported as Defaulted does not include any Receivables that have been paid off or have matured and were either paid in full or had a remaining balance of $10.00 or less following the final payment.

[2] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.
Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.59%	176	$1,708,124.78
60-89 Days Delinquent	0.23%	58	$651,378.45
90-119 Days Delinquent	0.07%	15	$212,652.16
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.89%	249	$2,572,155.39

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		15	$203,920.48
Total Repossessed Inventory		23	$324,425.52

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		73	$864,030.61
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.26%
Second Preceding Collection Period			0.30%
Preceding Collection Period			0.29%
Current Collection Period			0.30%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of October 2025.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.87	0.30%	77	0.20%